Related-party Information (Schedule of Transactions with Related Parties (Excluding Associates)) (Details) - Parent [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Sale of electricity and revenues from provision of services	$ 36,028	$ 31,694	$ 94,264
Cost of sales	(13)	(2,620)	(658)
Dividend received from associates,net	129,853	154,672	727,309
Other expenses, net	565	479	0
Financing (income)/expenses, net	$ (1,295)	$ (4,130)	$ 580